TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
TAXES PAYABLE
Income taxes payable	$ 419,709
VAT receivable	(117,336)	$ (43,361)
Other taxes payable	309
Total taxes payable (receivable)	$ 302,682	$ (43,361)